Property and Equipment - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 14,292	$ 12,770	$ 17,114
Accumulated depreciation	(8,266)	(7,301)	(6,895)
Property and equipment, net	6,026	5,469	10,219
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 10,629	$ 10,552	15,150
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful lives	5 years	5 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	10 years	10 years
Computers and software
Property, Plant and Equipment [Line Items]
Useful lives	3 years	3 years
Property and equipment, gross	$ 1,879	$ 1,382	1,343
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 408	$ 425	212
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful lives	6 years	6 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	10 years	10 years
Office equipment
Property, Plant and Equipment [Line Items]
Useful lives	5 years	5 years
Property and equipment, gross	$ 89	$ 89	89
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Useful lives	5 years	5 years
Property and equipment, gross	$ 187	$ 187	206
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,100	$ 135	$ 114